PIMCO Variable Insurance Trust

Supplement Dated August 1, 2006 to the

Prospectuses for Administrative Class and Institutional Class Shares, each dated May 1, 2006, and Advisor Class Shares, each dated February 28, 2006

Disclosure Relating to the CommodityRealReturn Strategy, Diversified Income, Foreign Bond (U.S. Dollar-Hedged), High Yield, Low Duration, RealEstateRealReturn Strategy, Real Return, Short-Term, StocksPLUS(R) Growth and Income, StocksPLUS(R) Total Return and Total Return Portfolios (each a "Portfolio" and collectively, the "Portfolios")

Currently, each Portfolio (except the Foreign Bond Portfolio (U.S. Dollar-Hedged)) has in place a non-fundamental investment policy pursuant to which each Portfolio will normally hedge at least 75% of its exposure to foreign currency. The Foreign Bond Portfolio (U.S. Dollar-Hedged) has in place a non-fundamental investment policy pursuant to which it will normally hedge at least 80% of its exposure to foreign currency. Effective August 31, 2006, the foregoing policies will change, so that each Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Accordingly, effective immediately, the following disclosure will replace the foreign currency hedging disclosure currently found in each Portfolio's (except the Foreign Bond Portfolio (U.S. Dollar-Hedged)) "Principal Investments and Strategies" section:

Currently, the Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. Effective August 31, 2006, the foregoing policy will change, so that the Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

With respect to the Foreign Bond Portfolio (U.S. Dollar-Hedged), effective immediately, the following disclosure will replace the foreign currency hedging disclosure currently found in the Portfolio's "Principal Investments and Strategies" section:

Currently, the Portfolio will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. Effective August 31, 2006, the foregoing policy will change, so that the Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Disclosure Relating to the CommodityRealReturn Strategy Portfolio

Effective immediately, in the investment strategy disclosure under the heading "Principal Investments and Strategies" (as previously supplemented on June 29, 2006), the fourth sentence of the second paragraph is replaced in its entirety as follows:

The Portfolio may also gain exposure to commodity markets by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives as the Portfolio.

Disclosure Relating to the Real Return Portfolio

Effective immediately, in the investment strategy disclosure under the heading "Principal Investments and Strategies," the second to last sentence and the last sentence of the first paragraph are replaced in their entirety as follows:

Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective duration of the Lehman Brothers U.S. TIPS Index, which as of March 31, 2005 was 4.42 years.

PIMCO Variable Insurance Trust

Supplement Dated August 1, 2006 to the

Statement of Additional Information,

dated February 28, 2006

Effective immediately, under the heading "Limitations on Use of Futures and Futures Options," the seventh paragraph is replaced in its entirety with the following:

When selling a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that are equal to the market value of the futures contract. Alternatively, the Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

With respect to futures contracts that are not legally required to "cash settle," a Portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to "cash settle," however, a Portfolio is permitted to set aside or earmark liquid assets in an amount equal to the Portfolio's daily marked to market (net) obligation, if any, (in other words, the Portfolio's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the futures contract.

Effective immediately, the disclosure under the heading "Currency Hedging" in the "Non-Fundamental Investment Restrictions" section is replaced in its entirety with the following:

Currently, the Trust has in place with respect to certain Portfolios a non-fundamental investment policy pursuant to which each Portfolio that may invest in securities denominated in foreign currencies, except the Emerging Markets Bond, Foreign Bond (Unhedged), and Global Bond (Unhedged) Portfolios, will hedge at least 75% of its exposure to foreign currency using the techniques described in the Prospectuses. The Trust has changed this non-fundamental policy, effective August 31, 2006, to permit certain Portfolios to gain exposure to foreign currencies (from non-U.S. dollar-denominated securities or currencies) up to 20% of their respective total assets. There can be no assurance that currency hedging techniques will be successful.

PIMCO Variable Insurance Trust

Supplement Dated August 1, 2006 to the

Statement of Additional Information,

dated May 1, 2006

Effective immediately, under the heading "Limitations on Use of Futures and Futures Options," the seventh paragraph is replaced in its entirety with the following:

When selling a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that are equal to the market value of the futures contract. Alternatively, the Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

With respect to futures contracts that are not legally required to "cash settle," a Portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to "cash settle," however, a Portfolio is permitted to set aside or earmark liquid assets in an amount equal to the Portfolio's daily marked to market (net) obligation, if any, (in other words, the Portfolio's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the futures contract.

Effective immediately, the disclosure under the heading "Currency Hedging" in the "Non-Fundamental Investment Restrictions" section is replaced in its entirety with the following:

Currently, the Trust has in place with respect to certain Portfolios a non-fundamental investment policy pursuant to which each Portfolio that may invest in securities denominated in foreign currencies, except the Emerging Markets Bond, Foreign Bond (Unhedged), and Global Bond (Unhedged) Portfolios, will hedge at least 75% of its exposure (at least 80% of its exposure in the case of the Foreign Bond Portfolio (U.S. Dollar-Hedged)) to foreign currency using the techniques described in the Prospectuses. The Trust has changed this non-fundamental policy, effective August 31, 2006, to permit certain Portfolios to gain exposure to foreign currencies (from non-U.S. dollar-denominated securities or currencies) up to 20% of their respective total assets. There can be no assurance that currency hedging techniques will be successful.